Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Values At Risk	S/ 65,387	S/ 45,860
Decrease Through Diversification Effect	(8,179)	(19,296)
Currency risk [member]
Disclosure of financial assets [line items]
Values At Risk	7,473	7,251
Interest rate risk [member]
Disclosure of financial assets [line items]
Values At Risk	10,712	2,648
Other price risk [member]
Disclosure of financial assets [line items]
Values At Risk	55,381	55,257
Equity investments [member]
Disclosure of financial assets [line items]
Values At Risk	54,769	49,623
Debt securities [member]
Disclosure of financial assets [line items]
Values At Risk	1,704	5,473
Derivatives [member]
Disclosure of financial assets [line items]
Values At Risk	10,790	6,549
Diversification Effect [Member]
Disclosure of financial assets [line items]
Decrease Through Diversification Effect	S/ (1,876)	S/ (15,785)